CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,387,616	¥ 9,540,556	¥ 9,973,891
Restricted cash	72,419	497,916	248,101
Short term investments	337,611	2,321,244	245,981
Accounts receivable, net	825,355	5,674,731	4,803,527
Amounts due from related parties	2,542	17,475	10,191
Other receivables and prepayments, net	522,833	3,594,736	3,674,196
Loan receivables, net	45,215	310,873
Inventories	780,759	5,368,106	6,960,251
Total current assets	3,974,350	27,325,637	25,916,138
Property and equipment, net	1,240,853	8,531,483	6,660,825
Deposits for property and equipment	25,679	176,556	307,859
Land use rights, net	565,134	3,885,578	3,077,770
Intangible assets, net	51,358	353,108	400,994
Investment in equity method investees	97,073	667,427	66,334
Other investments	213,882	1,470,551	533,922
Other long-term assets	57,661	396,447	366,760
Goodwill	53,393	367,106	367,106
Deferred tax assets, net	56,544	388,770	285,112
Total assets	6,335,927	43,562,663	37,982,820
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB87,926 and RMB85,257 as of December 31, 2017 and 2018, respectively)	1,691,538	11,630,172	11,445,109
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)	214,258	1,473,134	2,339,914
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,618,716 and RMB2,689,273 as of December 31, 2017 and 2018, respectively).	801,775	5,512,605	3,537,151
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB616 and RMB22,225 as of December 31, 2017 and 2018, respectively)	46,994	323,108	65,022
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB54,543 and RMB204,925 as of December 31, 2017 and 2018, respectively)	53,452	367,512	203,179
Securitization debt (Including securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	140,935	969,000	760,000
Short term loans (Including short term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	195,355	1,343,160	907,310
Convertible senior notes (Including convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)	629,375	4,327,268
Total current liabilities	3,773,682	25,945,959	19,257,685
Deferred tax liability (Including deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB4,224 and RMB3,617 as of December 31, 2017 and 2018, respectively)	721	4,960	17,007
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB838 and RMB298 as of December 31, 2017 and 2018, respectively)	58,316	400,951	362,649
Convertible senior notes (Including convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2017 and 2018, respectively)		4,327,268	4,094,903
Total liabilities	3,832,719	26,351,870	23,732,244
Commitments and contingencies (Note 27)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,365,023	9,385,216	8,715,995
Retained earnings	1,150,083	7,907,396	5,602,681
Accumulated other comprehensive loss	(4,490)	(30,883)	(24,242)
Total Vipshop Holdings Limited shareholders' equity	2,510,629	17,261,815	14,294,519
Non-controlling interests	(7,421)	(51,022)	(43,943)
Total shareholders' equity	2,503,208	17,210,793	14,250,576
Total liabilities and shareholders' equity	6,335,927	43,562,663	37,982,820
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	11	75	74
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 2	¥ 11	¥ 11